Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current:
Domestic, Current	¥ 42,099	¥ 26,725	¥ 35,018
Foreign, Current	10,706	8,720	8,589
Subtotal, Current	52,805	35,445	43,607
Deferred:
Domestic, Deferred	(23,512)	28,183	64,340
Foreign, Deferred	(399)	(6,618)	(4,081)
Subtotal, Deferred	(23,911)	21,565	60,259
Total, Income Tax Expense (Benefit)	¥ 28,894	¥ 57,010	¥ 103,866